Segment Disclosures and Concentration (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Summary Of Revenues And Total Property And Equipment
The Company’s revenues and total property and equipment, by country, are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2021	2020	2021	2020
Revenue:
United States	$305,969	$385,164	$812,924	$1,367,268
United Kingdom	91,685	94,804	246,631	336,285
Japan	50,369	65,479	162,585	190,392
Greater China (1)	—	69,340	—	206,261
Other foreign countries	213,008	195,965	630,222	649,163

Total revenue	$661,031	$810,752	$1,852,362	$2,749,369

(1)	The amounts for Greater China relate solely to the consolidated amounts of ChinaCo, which was deconsolidated on October 2, 2020.

	September 30,	December 31,
(Amounts in thousands)	2021	2020
Property and equipment:
United States	$4,168,197	$4,752,834
United Kingdom	905,337	1,020,575
Japan	505,932	525,046
Other foreign countries	2,060,632	2,288,306

Total property and equipment	$7,640,098	$8,586,761

The Company’s revenues and total property and equipment, by country, are as follows:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
Revenue:
United States	$1,685,274	$1,874,589	$1,073,680
United Kingdom	421,252	466,202	275,615
Greater China (1)	206,261	228,537	99,529
Japan	250,733	174,120	44,282
Other foreign countries	852,345	715,144	328,645

Total revenue	$3,415,865	$3,458,592	$1,821,751

	December 31,
(Amounts in thousands)	2020	2019
Property and equipment:
United States	$4,752,834	$5,825,644
United Kingdom	1,020,575	905,966
Greater China (1)	—	395,290
Japan	525,046	350,623
Other foreign countries	2,288,306	2,017,262

Total property and equipment	$8,586,761	$9,494,785

(1)	The amounts for Greater China relate solely to the consolidated amounts of ChinaCo which was deconsolidated on October 2, 2020.